Document and Entity Information (USD $)	3 Months Ended
	Nov. 30, 2011	Jan. 18, 2012
Document And Entity Information
Entity Registrant Name	JA Energy
Entity Central Index Key	0001500242
Document Type	S-1
Document Period End Date	Nov 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 17,071,103
Entity Common Stock, Shares Outstanding		34,156,703
Amendment Description	Amendment to include XBRL data
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Nov. 30, 2011	Aug. 31, 2011	Aug. 31, 2010
Unaudited
Current assets:
Cash and cash equivalents	$ 10,960	$ 6,828
Prepaid expenses	1,333
Inventory	43,158
Deposits	2,995
Total current assets	58,446
TOTAL ASSETS	58,446
Current liabilities:
Accounts payable and accrued liabilities	10,312
Accounts payable to related parties	4,500
Loan from non related third party	15,000
Total current liabilities	29,812
Total liabilities	29,812
Preferred Stock
Common Stock	34,157
Additional paid-in capital	105,533
Stock subscription payable
(Deficit) accumulated during development stage	(111,056)
Total stockholders' equity	28,634
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	58,446
Audited
Current assets:
Cash and cash equivalents		6,828
Prepaid expenses		6,059
Inventory		38,350
Deposits		2,000
Total current assets		53,237
TOTAL ASSETS		53,237
Current liabilities:
Accounts payable and accrued liabilities		1,554
Accounts payable to related parties		10,550	2,500
Loan from non related third party		15,000
Total current liabilities		27,104	2,500
Total liabilities		27,104	2,500
Preferred Stock
Common Stock		31,157
Additional paid-in capital		33,533	325
Stock subscription payable		37,500
(Deficit) accumulated during development stage		(76,057)	(2,825)
Total stockholders' equity		26,133	(2,500)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 53,237

Statements of Operations (Audited) (Audited, USD $)	0 Months Ended	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2011	Aug. 31, 2011
Audited
REVENUE
EXPENSES:
General & Administrative	2,825	36,232	39,057
Consulting fees		37,000	37,000
Total expenses	2,825	73,232	76,057
Net loss	(2,825)	(73,232)	(76,057)
Weighted average number of common shares outstanding - basic	0	18,027,126
Net loss per share - basic	$ 0	$ 0

Statements of Operations (Unaudited) (Unaudited, USD $)	3 Months Ended		15 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
Unaudited
REVENUE
EXPENSES:
General & Administrative	27,032	1,750	66,089
Consulting fees	7,967		44,967
Total expenses	34,999	1,750	111,056
Net loss	(34,999)	(1,750)	(111,056)
Weighted average number of common shares outstanding - basic	33,398,461	0
Net loss per share - basic	$ 0	$ 0

Shareholders Equity (Audited) (USD $)	Common Stock	Additional Paid-In Capital	Stock Subscription Payable	Retained Earnings / Accumulated Deficit
Beginning Balance, Accumlated Decifit at Aug. 25, 2010
Beginning Balance, value at Aug. 25, 2010
Beginning Balance, Additional Paid In Capital at Aug. 25, 2010
Beginning Balance, shares at Aug. 25, 2010
Beginning Balance, Stock Subscription Payable at Aug. 25, 2010
Contributed Capital		325
Net (loss) for the year				(2,825)
Common Stock Issued - value at Aug. 31, 2010
Common Stock Issued - shares at Aug. 31, 2010
Stock Subscription Payable at Aug. 31, 2010
Beginning Balance, Accumlated Decifit at Aug. 31, 2010				(2,825)
Beginning Balance, Additional Paid In Capital at Aug. 31, 2010		325
Contributed Capital		33,208
Net (loss) for the year				(73,232)
Common Stock Issued - value at Aug. 31, 2011	31,157
Common Stock Issued - shares at Aug. 31, 2011	31,156,703
Stock Subscription Payable at Aug. 31, 2011			$ 37,500

Statements of Cash Flows (Audited) (Audited, USD $)	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2011
Audited
OPERATING ACTIVITIES:
Net (loss)	$ (73,232)	$ (76,057)
Adjustments to reconcile net loss to net cash provided by operating activities:
Decrease/(increase) in prepaid	(6,058)	(6,058)
Increase in inventory
Increase in deposits	(2,000)	(2,000)
Increase/(decrease) in accounts payable and accrued liabilities	(946)	1,554
Increase in accounts payable to related parties	10,550	10,550
Net cash used by operating activities	(71,687)	(72,012)
INVESTING ACTIVITIES:
Payment for Plantation Costs	27,000	27,000
Net cash used by investing activities	(38,350)	(38,350)
FINANCING ACTIVITIES:
Proceeds from stock subscription receivable	35,500	37,500
Contributed capital	33,208	64,960
Proceeds from loan - related party
Payments on loan - related party
Proceeds from loan	15,000	15,000
Net cash provided by financing activities	116,865	117,190
NET INCREASE (DECREASE) IN CASH	6,828	6,828
CASH AND EQUIVALENTS - ENDING	6,828	6,828
SUPPLEMENTAL DISCLOSURES:
Interest paid
Income taxes paid
Stock issued in spin off	65,847	65,847
Stock issued for incurring plantation costs	27,000	27,000
Stock issued for prepaid services	4,000	4,000
Stock issued for settlement of common stock payable

Statements of Cash Flows (Unaudited) (Unaudited, USD $)	3 Months Ended		15 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
Unaudited
OPERATING ACTIVITIES:
Net (loss)	$ (34,999)	$ (1,750)	$ (111,056)
Adjustments to reconcile net loss to net cash provided by operating activities:
Decrease/(increase) in prepaid	4,726		(1,333)
Increase in inventory	(4,808)		(43,158)
Increase in deposits	(995)		(2,995)
Increase/(decrease) in accounts payable and accrued liabilities	(1,042)	(750)	512
Increase in accounts payable to related parties	(750)		9,800
Net cash used by operating activities	(37,868)	(2,500)	(148,230)
FINANCING ACTIVITIES:
Contributed capital	37,500	2,500	139,690
Proceeds from loan - related party	5,000		5,000
Payments on loan - related party	(500)		(500)
Proceeds from loan			15,000
Net cash provided by financing activities	42,000	2,500	159,190
NET INCREASE (DECREASE) IN CASH	4,132		10,960
CASH AND EQUIVALENTS - BEGINNING	6,828
CASH AND EQUIVALENTS - ENDING	10,960		10,960
SUPPLEMENTAL DISCLOSURES:
Interest paid
Income taxes paid
Stock issued in spin off			65,847
Stock issued for incurring plantation costs			27,000
Stock issued for prepaid services			4,000
Stock issued for settlement of common stock payable	$ 37,500		$ 37,500

Financial Statements (Unaudited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Financial Statements

NOTE 1. General Organization and Business

The Company was organized August 26, 2010 (Date of Inception) under the laws of the State of Nevada, as JA Energy. The Company was incorporated as a subsidiary of Reshoot Production Company, a Nevada corporation. Reshoot Production Company was incorporated October 31, 2007, and, at the time of spin off was listed on the Over the Counter Bulletin Board. The Company is a Development Stage Company as defined by FASB ASC 915 "Development Stage Entities". The Company plans to use a patented varietal Jerusalem Artichoke, whereby the syrup by-product from the artichoke is converted and processed into ethanol.

Going Concern (Unaudited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Going Concern

NOTE 3 - Going concern

The Company's financial statements are prepared using the generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, the Company has not commenced its planned principal operations and it has not generated any revenues. In order to obtain the necessary capital, the Company is seeking equity and/or debt financing. There are no assurances that the Company will be successful, without sufficient financing it would be unlikely for the Company to continue as a going concern. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from the outcome of this uncertainty.

Significant Accounting Policies (Unaudited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Significant Accounting Policies

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

The relevant accounting policies are listed below.

Basis of Accounting

The basis is United States generally accepted accounting principles.

Cash and Cash Equivalents

The Company considers all short-term investments with a maturity of three months or less at the date of purchase to be cash and cash equivalents.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

Advertising

Advertising costs are expensed when incurred. The Company has not incurred any advertising expenses since inception.

Income Taxes

The provision for income taxes is the total of the current taxes payable and the net of the change in the deferred income taxes. Provision is made for the deferred income taxes where differences exist between the period in which transactions affect current taxable income and the period in which they enter into the determination of net income in the financial statements.

Revenue recognition

The Company recognizes revenue from product sales once all of the following criteria for revenue recognition have been met: pervasive evidence that an agreement exists; the services have been rendered; the fee is fixed and determinable and not subject to refund or adjustment; and collection of the amount due is reasonably assured.

Cost of product sold

The types of costs included in cost of product sold are raw materials, packaging materials, manufacturing costs, plant administrative support and overheads, and freight and warehouse costs.

Inventories

Inventories are stated at the lower of cost (computed in accordance with the first-in, first-out method) or market. During the quarter ended November 30, 2011, the Company paid $2,683 in planting costs. The Company capitalizes these costs in accordance with ASC topic 905-360 and ASC 330 as Inventory – raw material. Elements of cost include materials, labor and overhead and are classified as follows:

	November 30, 2011	August 31, 2011

Raw materials and supplies	$43,158	$38,350
In-process inventories	--	--
Finished goods	--	--

	$43,158	$38,350

Year end

The Company's fiscal year-end is August 31.

Recent Accounting Pronouncements

The Company's management has evaluated all the recently issued accounting pronouncements through the filing date of these financial statements and does not believe that any of these pronouncements will have a material impact on the Company's financial position and results of operations.

Stockholders' Equity (Deficit) (Unaudited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Stockholders' Equity (Deficit)

NOTE 4 - Stockholders' Deficit

The Company is authorized to issue 70,000,000 shares of its $0.001 par value common stock and 5,000,000 shares of its $0.001 par value preferred stock.

On September 1, 2010, a director of the Company contributed capital of $325 for incorporating fees.

On November 8, 2010, a director of the Company contributed capital of $2,500 for audit fees.

On January 14, 2011, a director of the Company contributed capital of $3,865 for transfer and audit fees.

The Company was a subsidiary of Reshoot Production Company. On January 31, 2011, the record shareholders of Reshoot Production Company received a spin off dividend of one point 4 (1.4) common shares, par value $0.001, of JA Energy common stock for every share of Reshoot Production Company common stock owned for a total 65,846,703 common shares issued.

In March 2011, an officer of the Company returned 31,600,000 shares to treasury.

On April 21, 2011, the Company issued 270,000 shares of its $0.001 par value common stock valued at $27,000 in exchange for Jerusalem Artichoke tubers. These tubers were essential in order for the Company to grow Jerusalem Artichokes for the subsequent conversion into ethanol.

On May 3, 2011, a former officer of the Company returned 3,400,000 shares to treasury as part of an initiative to restructure the Company’s capital stock. Accordingly, the return of these shares have been accounted for similar to a reverse stock split and have been applied on a retroactive basis.

On May 4, 2011, the Company issued 40,000 shares of its $0.001 par value common stock valued at $4,000 in exchange for bookkeeping and office support services.

During the quarter ended May 31, 2011, the shareholder has contributed $27,000 for paying off the Company's liabilities due for professional services and other operating expenses.

There have been no other issuances of preferred or common stock.

Related Party Transactions (Unaudited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Related Party Transactions

NOTE 5. Related Party Transactions

On September 1, 2010, a director of the Company contributed capital of $325 for incorporating fees.

On November 8, 2010, a director of the Company contributed capital of $2,500 for audit fees.

On January 14, 2011, a director of the Company contributed capital of $3,865 for transfer and audit fees.

During the quarter ended May 31, 2011, the shareholder has contributed $27,000 for paying off the Company's liabilities due for professional services and other operating expenses.

Loan Payable (Unaudited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Loan Payable

NOTE 6. Loan Payable

The Company has received $15,000 as a loan from a non - related third party. The loan is unsecured, payable on demand and non interest bearing. The loan was received on 03/01/2011 in the amount of $15,000.

Inventory (Unaudited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Inventory

NOTE 7 - Inventory

The Company assesses the valuation of its inventories and reduces the carrying value of those inventories that are obsolete or in excess of the Company’s forecasted usage to their estimated net realizable value. The Company estimates the net realizable value of such inventories based on analyses and assumptions including, but not limited to, historical usage, future demand and market requirements. Reductions to the carrying value of inventories are recorded in cost of product sold. If the future demand for the Company’s products is less favorable than the Company’s forecasts, then the value of the inventories may be required to be reduced, which could result in additional expense to the Company and affect its results of operations.

During the quarter ended November 30, 2011, the Company reclassified plantation cost as Inventory in accordance with ASC 330. As of November 30, 2011, raw material consisted of direct material, direct labor and overhead costs incurred to grow the plant which will be used as a raw material to produce the Company’s final ethanol product. Elements of cost include materials, labor and overhead and are classified as follows:

	November 30, 2011	August 31, 2011

Raw materials and supplies	$43,158	$38,350
In-process inventories	--	--
Finished case goods	--	--

	$43,158	$38,350

General Organization and Business (Audited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
General Organization and Business (Audited)

NOTE 1. General Organization and Business

The Company was organized August 26, 2010 (Date of Inception) under the laws of the State of Nevada, as JA Energy. The Company was incorporated as a subsidiary of Reshoot Production Company, a Nevada corporation. Reshoot Production Company was incorporated October 31, 2007, and, at the time of spin off was listed on the Over the Counter Bulletin Board. The Company is a Development Stage Company as defined by FASB ASC 915 "Development Stage Entities". The Company plans to use a patented varietal Jerusalem Artichoke, whereby the syrup by-product from the artichoke is converted and processed into ethanol.

Summary of Significant Accounting Policies (Audited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies (Audited)

NOTE 2. Summary of Significant Accounting Policies

Basis of Accounting

The basis is United States generally accepted accounting principles.

Earnings per Share

The basic earnings (loss) per share is calculated by dividing the Company's net income (loss) available to common shareholders by the weighted average number of common shares issued and outstanding during the year. The diluted earnings (loss) per share is calculated by dividing the Company's net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity.

The Company has not issued any options or warrants or similar securities since inception.

Revenue recognition

The Company recognizes revenue on an accrual basis as it invoices for services.

Dividends

The Company has not yet adopted any policy regarding payment of dividends. No dividends have been paid during the period shown.

Income Taxes

The provision for income taxes is the total of the current taxes payable and the net of the change in the deferred income taxes. Provision is made for the deferred income taxes where differences exist between the period in which transactions affect current taxable income and the period in which they enter into the determination of net income in the financial statements.

Year-end

The Company has selected August 31 as its year-end.

Fair value of financial instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of August 31, 2010. The respective carrying value of certain on balance sheet financial instruments approximated their fair values. These financial instruments include cash and accounts payable. Fair values were assumed to approximate carrying values for cash and payables because they are short term in nature and their carrying amounts approximate fair values or they are payable on demand.

Advertising

Advertising is expensed when incurred. There has been no advertising during the period.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Going Concern (Audited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Going Concern (Audited)

NOTE 3 - Going concern

The Company's financial statements are prepared using the generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, the Company has not commenced its planned principal operations and it has not generated any revenues. In order to obtain the necessary capital, the Company is seeking equity and/or debt financing. There are no assurances that the Company will be successful, without sufficient financing it would be unlikely for the Company to continue as a going concern. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from the outcome of this uncertainty.

Stockholders' Deficit (Audited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Stockholders' Deficit (Audited)

NOTE 4 - Stockholders' Deficit

The Company is authorized to issue 70,000,000 shares of its $0.001 par value common stock and 5,000,000 shares of its $0.001 par value preferred stock.

On September 1, 2010, a director of the Company contributed capital of $325 for incorporating fees.

On November 8, 2010, a director of the Company contributed capital of $2,500 for audit fees.

On January 14, 2011, a director of the Company contributed capital of $3,865 for transfer and audit fees.

The Company was a subsidiary of Reshoot Production Company. On January 31, 2011, the record shareholders of Reshoot Production Company received a spin off dividend of one point 4 (1.4) common shares, par value $0.001, of JA Energy common stock for every share of Reshoot Production Company common stock owned for a total 65,846,703 common shares issued.

In March 2011, an officer of the Company returned 31,600,000 shares to treasury.

On April 21, 2011, the Company issued 270,000 shares of its $0.001 par value common stock valued at $27,000 in exchange for Jerusalem Artichoke tubers. These tubers were essential in order for the Company to grow Jerusalem Artichokes for the subsequent conversion into ethanol.

On May 3, 2011, a former officer of the Company returned 3,400,000 shares to treasury as part of an initiative to restructure the Company’s capital stock. Accordingly, the return of these shares have been accounted for similar to a reverse stock split and have been applied on a retroactive basis.

On May 4, 2011, the Company issued 40,000 shares of its $0.001 par value common stock valued at $4,000 in exchange for bookkeeping and office support services.

During the quarter ended May 31, 2011, the shareholder has contributed $27,000 for paying off the Company's liabilities due for professional services and other operating expenses.

There have been no other issuances of preferred or common stock.

Related Party Transactions (Audited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Related Party Transactions (Audited)

NOTE 5. Related Party Transactions

On September 1, 2010, a director of the Company contributed capital of $325 for incorporating fees.

On November 8, 2010, a director of the Company contributed capital of $2,500 for audit fees.

On January 14, 2011, a director of the Company contributed capital of $3,865 for transfer and audit fees.

During the quarter ended May 31, 2011, the shareholder has contributed $27,000 for paying off the Company's liabilities due for professional services and other operating expenses.

Loan Payable (Audited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Loan Payable (Audited)

NOTE 6. Loan Payable

The Company has received $15,000 as a loan from a non - related third party. The loan is unsecured, payable on demand and non interest bearing. The loan was received on 03/01/2011 in the amount of $15,000.

Provision for Income Taxes (Audited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Provision for Income Taxes (Audited)

NOTE 7. Provision for Income Taxes

The Company accounts for income taxes under FASB Accounting Standard Codification ASC 740 "Income Taxes". ASC 740 requires use of the liability method. ASC 740 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences. Deferred tax assets and liabilities at the end of each period are determined using the currently enacted tax rates applied to taxable income in the periods in which the deferred tax assets and liabilities are expected to be settled or realized.

As of August 31, 2011, the Company had net operating loss carry forwards of $76,057 that may be available to reduce future years' taxable income through 2010. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards. Net operation losses will begin to expire in 2030.

Components of net deferred tax assets, including a valuation allowance, are as follows at August 31, 2011 and 2010:

	2011	2010
Deferred tax assets:
Net operating loss carry forward	$ 76,057	$ 2,825

Total deferred tax assets	26,620	989
Less: valuation allowance	(26,620)	(989)
Net deferred tax assets	$ -	$ -

The valuation allowance for deferred tax assets as of August 31, 2011 was $26,620, as compared to $989 as of August 31, 2010. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of August 31, 2011 and August 31, 2010.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences are as follows:

U.S federal statutory rate (35.0%)

Valuation reserve 35.0%

Total -%

At August 31, 2011, we had an unused net operating loss carryover approximating $76,057 that is available to offset future taxable income which expires beginning 2030.

Recent Accounting Pronouncements (Audited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Recent Accounting Pronouncements (Audited)

NOTE 8. Recent Accounting Pronouncements

The Company's management has evaluated all the recently issued accounting pronouncements through the filing date of these financial statements and does not believe that any of these pronouncements will have a material impact on the Company's financial position and results of operations.